ACQUISITIONS (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2019 EUR (€)	Nov. 30, 2019 USD ($)	Dec. 30, 2017 USD ($)
2017 Acquisitions
ACQUISITIONS
Purchase price			$ 340
Smartrac Transponder Division
ACQUISITIONS
Purchase price	€ 225	$ 250